FEDERATED OHIO MUNICIPAL INCOME FUND

(Class F Shares)

Annual Report For Fiscal Year Ended August 31, 1997
MANAGEMENT DISCUSSION AND ANALYSIS


In general, the market environment for fixed income investments and municipal bonds over the previous fiscal year was relatively favorable. Inflation and inflation expectations, which are the major determinants of nominal interest rates, continued to be very well behaved. In fact, several inflation indicators actually suggested a deflationary environment for some markets. Municipal bond yields, as represented by the Bond Buyer 40 Index*, peaked at 6.06% early in the fiscal year (September 1996) and then began to trend lower, ending the reporting period at 5.55% on August 29, 1997. The potentially biggest threat to the municipal bond market over the fiscal year was the Taxpayer Relief Act of 1997. The impact on the municipal bond market from the new tax legislation is much more benign than was originally anticipated. Municipal bonds emerged essentially unscathed. This favorable legislative treatment combined with lower interest rates, stable demand, and a relatively limited supply of municipal bonds provided a firm market environment.

There are several reasons for the municipal bond markets' strong relative performance this fiscal year. They have to do mostly with the municipal markets technical position, or the supply and demand for, municipal bonds. The demand for municipal bonds was relatively stable, mostly due to strong institutional demand from commercial banks, property and casualty insurers, and arbitrageurs. Retail buyers or individuals are the primary component of municipal bond demand. Their participation in the market over the fiscal year was mixed, but stable enough to provide an important foundation for municipal bond prices.

The Ohio economy is largely composed of manufacturing, which is concentrated in the automobile sector and other durable goods. The exposure to these industries, particularly the auto sector, leaves the state vulnerable to an economic slowdown associated with business cycles. The state has diversified its economy somewhat over the past decade with services and trade composing roughly 50% of the economy. Unemployment in Ohio over the past two years has been below the national average, but population growth, as in many great lakes states, has been stagnant.

As a result of prudent financial management, the state restored the budget stabilization fund in fiscal 1993, which was depleted during the last recession. Strong performance in fiscal 1994, 1995, and 1996 resulted in reserve levels that are well above the levels of 1990. Solid financial results continued into 1997, with the state year-end general fund balance at roughly $475 million. Ohio's budget stabilization fund is now above $825 million.

The overall condition of the state is further demonstrated by its debt ratings. Ohio, rated Aaa by Moody's Investors Service, Inc.
("Moody's") in the 1970's, was downgraded to Aa in 1979. Moody's recently revised Ohio's rating upward to Aa1 in September 1996.
Standard & Poor's Ratings Services first rated the state in 1984 at AA; that rating was also upgraded to AA+ in October 1996.

Federated Ohio Municipal Income Fund's performance with respect to investment return over its fiscal year was as follows. For the 12-month reporting period ended August 31, 1997, investors in the fund's Class F Shares received a competitive total return of 8.34% based on net asset value**. In comparison, the Lipper General Municipal Debt Fund Average total return based on net asset value for the year was 8.83%***.

The fund's performance over the reporting period was driven by its neutral duration target relative to its benchmark. The fund's core position in premium, high coupon securities also provided positive incremental return over the reporting period. Also, sector selection was a very important factor which had a positive impact on performance. Bonds from the electric utility, healthcare, and transportation sectors provided the best relative performance over the reporting period.

* The Bond Buyer 40 Index is a standard against which municipal bonds are measured.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical
    Services, Inc. as falling into the representative categories indicated. These figures do not reflect sales charges.

FEDERATED OHIO MUNICIPAL INCOME FUND
(Class F Shares)


GROWTH OF $10,000 INVESTED IN FEDERATED OHIO MUNICIPAL INCOME FUND (CLASS F SHARES)


The graph below illustrates the hypothetical investment of $10,000 in Federated Ohio Municipal Income Fund (Class F Shares) (the "Fund") from October 12, 1990 (start of performance) to August 31, 1997, compared to the Lehman Brothers Revenue Bond Index (LBRBI)+.


                             [GRAPH APPEARS HERE]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.


This report must be preceded or accompanied by the Fund's prospectus dated October 31, 1997, and, together with financial statements contained therein, constitutes the Fund's annual report.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBRBI has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The LBRBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.


[LOGO] FEDERATED INVESTORS

       Federated Securities Corp., Distributor

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

       1-800-341-7400

       www.federatedinvestors.com

       Cusip 625922307                    [LOGO OF RECYCLED PAPER]
       G00579-01 (10/97)





FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND


(Class A Shares)
(Class B Shares)

Annual Report For Fiscal Year Ended August 31, 1997
MANAGEMENT DISCUSSION AND ANALYSIS


In general, the market environment for fixed income investments and municipal bonds over the previous fiscal year was relatively favorable. Inflation and inflation expectations, which are the major determinants of nominal interest rates, continued to be very well behaved. In fact, several inflation indicators actually suggested a deflationary environment for some markets. Municipal bond yields, as represented by the Bond Buyer 40 Index*, peaked at 6.06% early in the fiscal year (September 1996) and then began to trend lower, ending the reporting period at 5.55% on August 29, 1997. The potentially biggest threat to the municipal bond market over the fiscal year was the Taxpayer Relief Act of 1997. The impact on the municipal bond market from the new tax legislation is much more benign than was originally anticipated. Municipal bonds emerged essentially unscathed. This favorable legislative treatment combined with lower interest rates, stable demand, and a relatively limited supply of municipal bonds provided a firm market environment.

There are several reasons for the municipal bond markets' strong relative performance this year. They have to do mostly with the municipal markets technical position, or the supply and demand for, municipal bonds. The demand for municipal bonds was relatively stable, mostly due to strong institutional demand from commercial banks, property and casualty insurers, and arbitrageurs. Retail buyers or individuals are the primary component of municipal bond demand. Their participation in the market over the fiscal year was mixed, but stable enough to provide an important foundation for municipal bond prices.

Pennsylvania's economy performed below the national average over the reporting period and is expected to continue this pattern over the next several years. While job growth has improved since the early 1990's, it still continues to lag well behind the national growth levels. Manufacturing is still an important industry in the Commonwealth, but has been exceeded by employment in both services and trade. Growth in personal income lagged behind the national growth rate, but Pennsylvania per capita income exceeds the national average and ranks 19th among the states. Despite the economic challenges, the Commonwealth's financial position remained stable, due to improved spending controls and strong fiscal management. In addition, Pennsylvania continued to maintain a moderate debt level.

Federated Pennsylvania Municipal Income Fund's performance with respect to investment return over its fiscal year was as follows. For the 12-month reporting period ended August 31, 1997, investors in the fund's Class A Shares received a competitive total return of 9.12% based on net asset value.** In comparison, the Lipper General Municipal Debt Fund Average total return based on net asset value for the year was 8.83%.***

The fund's performance over the reporting period was driven by its neutral duration target relative to its benchmark. The fund's core position in premium, high coupon securities also provided positive incremental return over the reporting period. Also, sector selection was a very important factor which had a positive impact on performance. Bonds from the electric utility, healthcare, and transportation sectors provided the best relative performance over the reporting period.

* The Bond Buyer 40 Index is a standard against which municipal bonds are measured.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed may be worth more or less than their original cost.

*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical
    Services, Inc. as falling into the representative categories indicated. These figures do not reflect sales charges.

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

(Class A Shares)


GROWTH OF $10,000 INVESTED IN FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND (CLASS A SHARES)


The graph below illustrates the hypothetical investment of $10,000 in Federated Pennsylvania Municipal Income Fund (Class A Shares) (the "Fund") from October 11, 1990 (start of performance) to August 31, 1997, compared to the Lehman
Brothers Revenue Bond Index (LBRBI)+.

                             [GRAPH APPEARS HERE]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.


This report must be preceded or accompanied by the Fund's prospectus dated October 31, 1997, and, together with financial statements contained therein, constitutes the Fund's annual report.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700) which was effective on October 11, 1990. Effective November 1, 1996, the maximum sales charge has been increased to 4.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBRBI has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The LBRBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

(Class B Shares)


GROWTH OF $10,000 INVESTED IN FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND (CLASS B SHARES)


The graph below illustrates the hypothetical investment of $10,000 in Federated Pennsylvania Municipal Income Fund (Class B Shares) (the "Fund") from March 4, 1997 (start of performance) to August 31, 1997, compared to the Lehman Brothers Revenue Bond Index (LBRBI)+.

                             [GRAPH APPEARS HERE]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.


This report must be preceded or accompanied by the Fund's prospectus dated October 31, 1997, and, together with financial statements contained therein, constitutes the Fund's annual report.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a contingent deferred sales charge of 5.50% on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBRBI has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The LBRBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

[LOGO] FEDERATED INVESTORS

       Federated Securities Corp., Distributor

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

       1-800-341-7400

       www.federatedinvestors.com

       Cusip 458810306                  [LOGO OF RECYCLED PAPER]
       G00967-02 (7/97)





FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST


Annual Report For Fiscal Year Ended August 31, 1997
MANAGEMENT DISCUSSION AND ANALYSIS

In general, the market environment for fixed income investments and municipal bonds over the previous fiscal year was relatively favorable. Inflation and inflation expectations, which are the major determinants of nominal interest rates, continued to be very well behaved. In fact, several inflation indicators actually suggested a deflationary environment for some markets. Municipal bond yields, as represented by the Bond Buyer 40 Index*, peaked at 6.06% early in the fiscal year (September 1996) and then began to trend lower, ending the reporting period at 5.55% on August 29, 1997. The potentially biggest threat to the municipal bond market over the fiscal year was the Taxpayer Relief Act of 1997. The impact on the municipal bond market from the new tax legislation is much more benign than was originally anticipated. Municipal bonds emerged essentially unscathed. This favorable legislative treatment combined with lower interest rates, stable demand, and a relatively limited supply of municipal bonds provided a firm market environment.

There are several reasons for the municipal bond markets' strong relative performance this fiscal year. They have to do mostly with the municipal markets technical position, or the supply and demand for, municipal bonds. The demand for municipal bonds was relatively stable, mostly due to strong institutional demand from commercial banks, property and casualty insurers, and arbitrageurs. Retail buyers or individuals are the primary component of municipal bond demand. Their participation in the market over the fiscal year was mixed, but stable enough to provide an important foundation for municipal bond prices.

Michigan continued to benefit from the prolonged national economic expansion. Durable goods orders have remained strong and the auto industry has restructured and reinvested to improve its competitive position. In addition, the state continued to diversify its economic base away from manufacturing to trade and services. All of these factors have stabilized Michigan's traditionally cyclical economy resulting in historically low unemployment figures and strong growth in per capita income. Michigan's fiscal position has been prudently managed. The state has demonstrated an ability to achieve balanced budgets, high reserves and low debt levels. Spending controls and higher than budgeted revenues have resulted in a budget stabilization fund of about $1.1 billion. These "rainy day" funds are at their highest level in the state's history. The enduring effectiveness of state financial management will ultimately be tested by the next economic downturn. The state's fiscal and economic health are reflected in its current credit ratings. Michigan state is rated Aa and AA by Moody's Investors Service, Inc. and Standard & Poor's Ratings Services, respectively.

For the 12-month reporting period ended August 31, 1997, investors in the fund received a competitive total return of 6.59% based on net asset value**. In comparison, the Lipper General Municipal Debt Fund Average total return based on net asset value for the year was 8.83%***.

The fund's performance over the reporting period was driven by its neutral duration target relative to its benchmark. The fund's core position in premium, high coupon securities also provided positive incremental return over the reporting period. Also, sector selection was a very important factor which had a positive impact on performance. Bonds from the electric utility, healthcare, and transportation sectors provided the best relative performance over the reporting period.

* The Bond Buyer 40 Index is a standard against which municipal bonds are measured.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical
    Services, Inc. as falling into the representative categories indicated. These figures do not reflect sales charges.

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST


GROWTH OF $10,000 INVESTED IN FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST


The graph below illustrates the hypothetical investment of $10,000 in Federated Michigan Intermediate Municipal Trust (the "Fund") from September 18, 1991 (start of performance) to August 31, 1997 compared to the Lehman Brothers Seven Year State General Obligation Bond Index (LB7YRSGOBI).+


[GRAPH REPRESENTATION "A4." OMITTED. SEE APPENDIX.]


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.


This report must be preceded or accompanied by the Fund's prospectus dated October 31, 1997, and, together with financial statements contained therein, constitutes the Fund's annual report.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $ 9,700). The Fund's performance assumes the reinvestment of all dividends and distributions. The LB7YRSGOBI has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The LB7YRSGOBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.


[LOGO] FEDERATED INVESTORS

       Federated Securities Corp., Distributor

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

       1-800-341-7400

       www.federatedinvestors.com

       Cusip 625922703                    [LOGO OF RECYCLED PAPER]
       G01106-03 (10/97)





FEDERATED NEW YORK MUNICIPAL INCOME FUND


(Class F Shares)

Annual Report For Fiscal Year Ended August 31, 1997
MANAGEMENT DISCUSSION AND ANALYSIS


In general, the market environment for fixed income investments and municipal bonds over the previous fiscal year was relatively favorable. Inflation and inflation expectations, which are the major determinants of nominal interest rates, continued to be very well behaved. In fact, several inflation indicators actually suggested a deflationary environment for some markets. Municipal bond yields, as represented by the Bond Buyer 40 Index*, peaked at 6.06% early in the fiscal year (September 1996) and then began to trend lower, ending the reporting period at 5.55% on August 29, 1997. The potentially biggest threat to the municipal bond market over the fiscal year was the Taxpayer Relief Act of 1997. The impact on the municipal bond market from the new tax legislation is much more benign than was originally anticipated. Municipal bonds emerged essentially unscathed. This favorable legislative treatment combined with lower interest rates, stable demand, and a relatively limited supply of municipal bonds provided a firm market environment.

There are several reasons for the municipal bond markets' strong relative performance this fiscal year. They have to do mostly with the municipal markets technical position, or the supply and demand for, municipal bonds. The demand for municipal bonds was relatively stable, mostly due to strong institutional demand from commercial banks, property and casualty insurers, and arbitrageurs. Retail buyers or individuals are the primary component of municipal bond demand. Their participation in the market over the fiscal year was mixed, but has been stable enough to provide an important foundation for municipal bond prices.

This year, New York state's credit improved and the state was awarded with an upgrade from Standard and Poor's Ratings Services ("S&P"). The state is currently rated A by both Moody's Investors Service, L.P. and S&P. The upgrade on New York state's bonds reflects improved financial operations through this fiscal year. The state has more conservatively estimated revenues in recent years. In addition, New York's monitoring and management of the budget during this fiscal year improved, thereby reducing the risk of budget imbalance. These factors, combined with increased expenditure restraint and an improved economic climate fueled by the financial services sector, have continued to contribute to year-end surpluses in the past six years. Although the state has a diverse economy that continues to expand modestly and relatively high income, further rating upgrades could be precluded until significant financial and budgetary reform is implemented. This could include on-time budget adoption, ongoing structurally balanced financial operations, elimination of the state's GAAP- based deficit, and continued improvement in debt management policies.

For the 12-month reporting period ended August 31, 1997, investors in the fund's Class F Shares received a competitive total return of 10.13% based on net asset value**. In comparison, the Lipper General Municipal Debt Fund Average total return based on net asset value for the year was 8.83%***.

The fund's performance over the reporting period was driven by its neutral duration target relative to its benchmark. The fund's core position in premium, high coupon securities also provided positive incremental return over the reporting period. Also, sector selection was a very important factor which had a positive impact on performance. Bonds from the electric utility, healthcare, and transportation sectors provided the best relative performance over the reporting period.

* The Bond Buyer 40 Index is a standard against which municipal bonds are measured.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical
    Services, Inc. as falling into the representative categories indicated. These figures do not reflect sales charges.

FEDERATED NEW YORK MUNICIPAL INCOME FUND

(Class F Shares)

GROWTH OF $10,000 INVESTED IN FEDERATED NEW YORK MUNICIPAL INCOME FUND (CLASS F SHARES)


The graph below illustrates the hypothetical investment of $10,000 in Federated New York Municipal Income Fund (Class F Shares) (the "Fund") from December 2, 1992 (start of performance) to August 31, 1997 compared to the Lehman Brothers Revenue Bond Index (LBRBI)+.

[GRAPHIC REPRESENTATION "A5." OMITTED. SEE APPENDIX]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.


This report must be preceded or accompanied by the Fund's prospectus dated October 31, 1997, and, together with financial statements contained therein, constitutes the Fund's annual report.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBRBI has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The LBRBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.


[LOGO] FEDERATED INVESTORS

       Federated Securities Corp., Distributor

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

       1-800-341-7400

       www.federatedinvestors.com

       Cusip 625922208                  [LOGO OF RECYCLED PAPER]
       G01057-03 (10/97)





                               APPENDIX

         FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND APPENDIX

A1. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A Shares of Federated Pennsylvania Municipal Income Fund, based on a 3.00% sales charge are represented by a solid line. The Lehman Brothers Revenue Bond Index (the "LBRBI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the fund, and the LBRBI. The "x" axis reflects computation periods from 10/11/90 to 8/31/97. The "y" axis, measured in increments of $1,000 and ranging from $9,000 to $19,000, reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A Shares, based on a 3.00% sales charge, as compared to the LBRBI. The ending values were $16,838 for the fund, and $17,974 for the LBRBI, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average Annual Total Returns, reflecting all applicable sales charges and contingent deferred sales charge, for the one-year and five-year periods ended 8/31/97 and from the fund's start of performance (10/11/90) to 8/31/97. The total returns were 4.25%, 6.15%, and 7.62%, respectively.

A2. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class B Shares of Federated Pennsylvania Municipal Income Fund, based on a 5.50% sales charge are represented by a solid line. The Lehman Brothers Revenue Bond Index (the "LBRBI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class B Shares of the fund, and the LBRBI. The "x" axis reflects computation periods from 3/4/97 to 8/31/97. The "y" axis, measured in increments of $250 and ranging from $9,500 to $10,500, reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class B Shares, based on a 5.50% sales charge, as compared to the LBRBI. The ending values were $9,878 for the fund, and $10,430 for the LBRBI, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class B Shares Average Annual Total Return, reflecting all applicable sales charges and contingent deferred sales charge, from the fund's start of performance (3/4/97) to 8/31/97. The total return was (-1.21%) respectively.
             FEDERATED OHIO MUNICIPAL INCOME FUND APPENDIX

A3. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class F Shares of Federated Ohio Municipal Income Fund, based on a 1.00% sales charge are represented by a solid line. The Lehman Brothers Revenue Bond Index (the "LBRBI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class F Shares of the fund, and the LBRBI. The "x" axis reflects computation periods from 10/12/90 to 8/31/97. The "y" axis measured in increments of $1,000 and ranging from $9,000 to $18,000, reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class F Shares, based on a 1.00% sales charge, as compared to the LBRBI. The ending values were $16,603 for the fund, and $17,974 for the LBRBI, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class F Shares Average Annual Total Returns, reflecting all applicable sales charges and contingent deferred sales charge, for the one-year and five-year periods ended 8/31/97 and from the fund's start of performance (10/12/90) to 8/31/97. The total returns were 6.27%, 6.35%, and 7.64%, respectively.

            FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

A4. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Shares of Federated Michigan Intermediate Municipal Trust, based on a 3.00% sales charge are represented by a solid line. The Lehman Brothers Seven Year State General Obligation Bond Index (the "LB7YRSGOBI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Shares of the fund, and the LB7YRSGOBI. The "x" axis reflects computation periods from 9/18/91 (start of performance) to 8/31/97. The "y" axis measured in increments of $1,000 and ranging from $9,000 to $15,000, reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Shares, based on a 3.00% sales charge, as compared to the LB7YRSGOBI. The ending values were $14,281 for the fund, and $14,872 for the LB7YRSGOBI, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Shares Average Annual Total Returns, reflecting all applicable sales charges and contingent deferred sales charge, for the one-year and five-year periods ended 8/31/97 and from the fund's start of performance (9/18/91) to 8/31/97. The total returns were 3.40%, 5.44%, and 6.17%, respectively.

               FEDERATED NEW YORK MUNICIPAL INCOME FUND

A5. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class F Shares of Federated New York Municipal Income Fund, based on a 1.00% sales charge are represented by a solid line. The Lehman Brothers Revenue Bond Index (the "LBRBI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class F Shares of the fund, and the LBRBI. The "x" axis reflects computation periods from 12/2/92 (start of performance) to 8/31/97. The "y" axis measured in increments of $1,000 and ranging from $9,000 to $15,000, reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class F Shares, based on a 1.00% sales charge, as compared to the LBRBI. The ending values were $13,700 for the fund, and $14,062 for the LBRBI, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class F Shares Average Annual Total Returns, reflecting all applicable sales charges and contingent deferred sales charge, for the one-year period ended 8/31/97 and from the fund's start of performance (12/2/92) to 8/31/97. The total returns were 8.04% and 6.86%, respectively.